CONCENTRATIONS (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member] | Revenue [Member]
Concentration Risk, Percentage	44.00%
Customer E [Member] | Revenue [Member]
Concentration Risk, Percentage		18.00%
Customer F [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage		39.00%
Customer C [Member] | Revenue [Member]
Concentration Risk, Percentage	12.00%	50.00%
Customer C [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage		61.00%
Customer B [Member] | Revenue [Member]
Concentration Risk, Percentage		39.00%
Customer D [Member] | Revenue [Member]
Concentration Risk, Percentage		25.00%